Expense Example	May 01, 2026 USD ($)
Van Eck VIP Emerging Markets Fund | VanEck VIP Emerging Markets Fund Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,609
Van Eck VIP Emerging Markets Fund | Van Eck VIP Emerging Markets Fund S Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,686
Expense Example, with Redemption, 10 Years	3,720
VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 10 Years	1,317
VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund S Class
Prospectus [Line Items]
Expense Example, with Redemption, 10 Years	1,590
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund | VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	2,157
Initial Class Prospectus | VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,476
Initial Class Prospectus | VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Initial Class Prospectus | VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund S Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Class S Prospectus | VanEck VIP Emerging Markets Bond Fund | VanEck VIP Emerging Markets Bond Fund S Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	2,420
Class S Prospectus | VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	$ 1,756